Fair Value Measurements	6 Months Ended
Jun. 30, 2023
Fair Value Measurements
Fair Value Measurements

NOTE 3 – Fair Value Measurements

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s financial liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy used to determine such values:

	June 30, 2023
	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Series A	$128,350	$—	$—	$128,350
Warrant liability - Series B	1,576,440	—	—	1,576,440
Total liabilities	$1,704,790	$—	$—	$1,704,790

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Series A	$1,812,000	$—	$—	$1,812,000
Warrant liability - Series B	6,040,000	—	—	6,040,000
Total liabilities	$7,852,000	$—	$—	$7,852,000

The Company’s Level 3 liabilities consist of the September 2022 Warrants (defined below), which were determined to be liability-classified instruments. There were no transfers between Level 1, Level 2, and Level 3 during the six months ended June 30, 2023.

Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the activity in the warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) during the six months ended June 30, 2023:

	Warrant Liability
	Series A	Series B	Total
Balance, December 31, 2022	$1,812,000	$6,040,000	$7,852,000
Change in fair value	(1,683,650)	(4,463,560)	(6,147,210)
Balance, June 30, 2023	$128,350	$1,576,440	$1,704,790

Assumptions Used in Determining Fair Value of Liability-Classified Warrants

The fair value of the warrant liability is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The fair value of both the Series A Warrants and the Series B Warrants (each defined below) was determined using the Black-Scholes Option Pricing Model, which uses various assumptions, including (i) fair value of the Company’s ADSs, (ii) exercise price of the warrant, (iii) expected term of the warrant, (iv) expected volatility and (v) expected risk-free interest rate.

Below are the assumptions used for the fair value calculations of the Series A Warrants and Series B Warrants (each defined below), as of June 30, 2023 and December 31, 2022, adjusted, where applicable, to reflect the ADS Ratio Change for all periods presented, as more fully described in Note 1:

	June 30, 2023		December 31, 2022
	Series A	Series B	Series A	Series B
Stock (ADS) price	$3.40	$3.40	$9.40	$9.40
Exercise price	$17.00	$17.00	$17.00	$17.00
Expected term (in years)	1.2	6.2	1.7	6.7
Expected volatility	90%	100%	80%	120%
Risk-free interest rate	5.3%	4.0%	4.4%	4.0%